Accumulated Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ 21,030
Ending balance	21,505	$ 21,030
Net investments in foreign operations
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), before tax, opening balance	1,495	273
Other comprehensive income (loss), before tax	(436)	1,222
Accumulated other comprehensive income (loss), before tax, ending balance	1,059	1,495
Hedges of net investments in foreign operations
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), before tax, opening balance	(530)	(276)
Other comprehensive income (loss), before tax	78	(254)
Accumulated other comprehensive income (loss), before tax, ending balance	(452)	(530)
Net unrealized foreign currency translation gains (losses)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Income tax recovery (expense), opening balance	7	(8)
Beginning balance	972	(11)
Other comprehensive income (loss) tax (expense) recovery	(3)	15
Other comprehensive income (loss)	(361)	983
Income tax recovery (expense), ending balance	4	7
Ending balance	611	972
Interest rate hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), before tax, opening balance	49	(5)
Other comprehensive income (loss), before tax	13	54
Accumulated other comprehensive income (loss), before tax, ending balance	62	49
Unrealized employee future benefits losses (Note 24)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), before tax, opening balance	(6)	(36)
Other comprehensive income (loss), before tax	(3)	30
Accumulated other comprehensive income (loss), before tax, ending balance	(9)	(6)
Cash flow hedges and unrealized employee future benefits (losses) gains
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Income tax recovery (expense), opening balance	(7)	12
Beginning balance	36	(29)
Other comprehensive income (loss) tax (expense) recovery	(4)	(19)
Other comprehensive income (loss)	6	65
Income tax recovery (expense), ending balance	(11)	(7)
Ending balance	42	36
Accumulated other comprehensive income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	1,008	(40)
Other comprehensive income (loss)	(355)	1,048
Ending balance	$ 653	$ 1,008